Bank Loans (Details)				12 Months Ended
	Jun. 30, 2023 HKD ($)	Mar. 31, 2021 HKD ($)	Feb. 05, 2020 HKD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Bank Loans [Line Items]
Interest expenses				$ 5,694	$ 729	$ 62,547	$ 173,500
Bank of China (Hong Kong) Limited [Member]
Bank Loans [Line Items]
Interest expenses	3.89%			3.89%	3.89%	3.89%	3.52%
Bank of China (Hong Kong) Limited [Member]
Bank Loans [Line Items]
Borrowed amount	$ 2,000,000	$ 5,003,898	$ 4,397,778			$ 2,000,000
Bank of China (Hong Kong) Limited [Member] | Galaxy Payroll [Member]
Bank Loans [Line Items]
Annual interest rate	3.00%	3.00%	3.875%